united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

Swan Defined Risk Fund

Class A – SDRAX

Class C – SDRCX

Class I – SDRIX

Swan Defined Risk Emerging Markets Fund

Class A – SDFAX

Class C – SDFCX

Class I – SDFIX

Swan Defined Risk Foreign Developed Fund

Class A – SDJAX

Class C – SDJCX

Class I – SDJIX

Swan Defined Risk U.S. Small Cap Fund

Class A – SDCAX

Class C – SDCCX

Class I - SDCIX

Semi-Annual Report

December 31, 2015

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, as compared to its benchmark:

		Annualized	Annualized	Annualized	Annualized
	Six Months	One Year	Three Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Fund - Class A	(4.52)%	(4.60)%	4.84%	4.19%	N/A
Swan Defined Risk Fund - Class A with Load	(9.78)%	(9.85)%	2.87%	2.49%	N/A
Swan Defined Risk Fund - Class C	(4.79)%	(5.28)%	4.10%	N/A	3.23%
Swan Defined Risk Fund - Class I	(4.38)%	(4.30)%	5.13%	4.46%	N/A
S&P 500 Total Return Index (c)	0.15%	1.38%	15.13%	14.46%	13.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 28, 2015 are 1.58%, 2.33% and 1.33% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of purchase if the purchase was made after June 19, 2015. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date is October 18, 2012.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2015

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	89.4%
Purchased Put Options	10.1%
Short-Term Investments	1.8%
Purchased Call Options	0.1%
Call Options Written	(0.5)%
Put Options Written	(1.3)%
Other Assets Less Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, as compared to its benchmark:

		Annualized	Annualized
	Six Month	One Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	(12.37)%	(11.49)%	(11.55)%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(17.21)%	(16.35)%	(16.39)%
Swan Defined Risk Emerging Markets Fund - Class C	(12.67)%	(12.06)%	(12.12)%
Swan Defined Risk Emerging Markets Fund - Class I	(12.30)%	(11.34)%	(11.39)%
MSCI Emerging Markets Index (b)	(18.32)%	(16.96)%	(16.77)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2015, are 3.05%, 3.80% and 2.80% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months if the purchase was made after June 19, 2015. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2015

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	84.6%
Purchased Put Options	11.3%
Short Term Investments	3.0%
Purchased Call Options	0.1%
Call Options Written	(0.3)%
Put Options Written	(0.7)%
Other Assets Less Liabilities	2.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, as compared to its benchmark:

Since Inception (a)
Swan Defined Risk Foreign Developed Fund - Class A	(0.10)%
Swan Defined Risk Foreign Developed Fund - Class A with Load	(0.10)%
Swan Defined Risk Foreign Developed Fund - Class C	(0.10)%
Swan Defined Risk Foreign Developed Fund - Class I	(0.10)%
MSCI EAFE Index (b)	(0.88)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2015, are 2.06%, 2.81% and 1.81% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2015

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	19.4%
Other Assets Less Liabilities	80.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2015

The Fund’s performance figures* for the periods ended December 31, 2015, as compared to its benchmark:

Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	(0.30)%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(0.30)%
Swan Defined Risk U.S. Small Cap Fund - Class C	(0.30)%
Swan Defined Risk U.S. Small Cap Fund - Class I	(0.30)%
Russell 2000 Total Return Index (b)	(2.11)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2015, are 1.93%, 2.68% and 1.68% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of December 31, 2015

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	26.6%
Other Assets Less Liabilities	73.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 89.4%
	EQUITY FUNDS - 89.4%
1,804,694	Consumer Discretionary Select Sector SPDR Fund ^	$141,036,836
2,801,858	Consumer Staples Select Sector SPDR Fund ^	141,465,810
2,360,236	Energy Select Sector SPDR Fund ^	142,912,290
5,923,002	Financial Select Sector SPDR Fund ^	140,848,988
1,968,374	Health Care Select Sector SPDR Fund ^	141,821,347
2,668,932	Industrial Select Sector SPDR Fund ^	141,480,085
3,252,950	Materials Select Sector SPDR Fund ^	141,243,089
3,284,229	Technology Select Sector SPDR Fund ^	140,663,528
3,275,979	Utilities Select Sector SPDR Fund ^	141,784,371
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,204,099,200)	1,273,256,344

Contracts *
	PURCHASED CALL OPTIONS - 0.1%
794	Russell 2000 Index, Expiration January 2016, Exercise Price $1,290 +	7,940
32	S&P 500 Index, Expiration February 2016, Exercise Price $2,145 +	15,360
1,609	S&P 500 Index, Expiration February 2016, Exercise Price $2,190 +	144,810
1,300	S&P 500 Index, Expiration March 2016, Exercise Price $2,145 +	127,800
1,420	S&P 500 Index, Expiration March 2016, Exercise Price $2,230 +	1,508,000
	TOTAL PURCHASED CALL OPTIONS - (Cost - $3,000,209)	1,803,910

	PURCHASED PUT OPTIONS - 10.1%
794	Russell 2000 Index, Expiration January 2016, Exercise Price $800 +	15,880
5,578	S&P 500 Index, Expiration January 2016, Exercise Price $1,700 +	223,120
5,578	S&P 500 Index, Expiration January 2016, Exercise Price $1,800 +	446,240
32	S&P 500 Index, Expiration February 2016, Exercise Price $1,995 +	106,400
1,420	S&P 500 Index, Expiration March 2016, Exercise Price $1,840 +	2,669,600
1,300	S&P 500 Index, Expiration March 2016, Exercise Price $1,980 +	5,700,500
6,226	S&P 500 Index, Expiration December 2017, Exercise Price $2,025 +	135,073,070
	TOTAL PURCHASED PUT OPTIONS - (Cost - $150,550,170)	144,234,810

	TOTAL OPTIONS PURCHASED - (Cost - $153,550,379)	146,038,720

Shares
	SHORT TERM INVESTMENTS - 1.8%
25,597,741	Dreyfus Treasury Cash Management - Institutional Shares, 0.09% **	25,597,741
	(Cost $25,597,741)

	TOTAL INVESTMENTS - 101.4% (Cost - $1,383,247,320)(a)	$1,444,892,805
	CALL OPTIONS WRITTEN - (0.5)% (Premiums Received - $11,416,287)	(6,819,030)
	PUT OPTIONS WRITTEN - (1.3)% (Premiums Received - $36,992,419)	(19,229,830)
	OTHER ASSETS LESS LIABILITIES - 0.4%	5,726,762
	NET ASSETS - 100.0%	$1,424,570,707

Contracts *
	CALL OPTIONS WRITTEN - (0.5)%
773	Russell 2000 Index, Expiration March 2016, Exercise Price $1,230 +	$316,930
32	S&P 500 Index, Expiration February 2016, Exercise Price $2,095 +	57,600
1,609	S&P 500 Index, Expiration February 2016, Exercise Price $2,150 +	643,600
3,000	S&P 500 Index, Expiration February 2016, Exercise Price $2,165 +	690,000
1,300	S&P 500 Index, Expiration March 2016, Exercise Price $2,090 +	4,088,500
1,420	S&P 500 Index, Expiration March 2016, Exercise Price $2,165 +	1,022,400
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $11,416,287)	6,819,030

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2015

Contracts *		Value
	PUT OPTIONS WRITTEN - (1.3)%
773	Russell 2000 Index, Expiration August 2015, Exercise Price $1,150 +	$1,221,340
11,156	S&P 500 Index, Expiration January 2016, Exercise Price $1,750 +	613,580
1,609	S&P 500 Index, Expiration February 2016, Exercise Price $1,825 +	1,367,650
1,419	S&P 500 Index, Expiration February 2016, Exercise Price $1,860 +	1,589,280
1,581	S&P 500 Index, Expiration February 2016, Exercise Price $1,875 +	1,992,060
32	S&P 500 Index, Expiration February 2016, Exercise Price $2,045 +	159,520
1,420	S&P 500 Index, Expiration March 2016, Exercise Price $1,920 +	4,323,900
1,300	S&P 500 Index, Expiration March 2016, Exercise Price $2,035 +	7,962,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $36,992,419)	19,229,830

	TOTAL OPTIONS WRITTEN - (Premiums Received - $48,408,706)	$26,048,860

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

*	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options purchased and options written is $1,309,953,294 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$140,674,607
Unrealized depreciation:	(31,783,956)
Net unrealized appreciation	$108,890,651

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 84.6%
	EQUITY FUNDS - 84.6%
446,961	iShares MSCI Emerging Markets ETF ^	$14,387,675
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $17,037,860)

Contracts *
	PURCHASED CALL OPTIONS - 0.1%
10	S&P 500 Index, Expiration March 2016, Exercise Price $2,145 +	11,600
	TOTAL PURCHASED CALL OPTIONS - (Cost - $17,911)

	PURCHASED PUT OPTIONS - 11.3%
1,674	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $31 +	665,415
2,717	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $32 +	1,209,065
68	S&P 500 Index, Expiration January 2016, Exercise Price $1,700 +	2,720
68	S&P 500 Index, Expiration January 2016, Exercise Price $1,800 +	5,440
10	S&P 500 Index, Expiration March 2016, Exercise Price $1,980 +	43,850
	TOTAL PURCHASED PUT OPTIONS - (Cost - $2,151,826)	1,926,490

	TOTAL OPTIONS PURCHASED - (Cost - $2,169,737)	1,938,090

Shares
	SHORT TERM INVESTMENTS - 3.0%
515,095	Dreyfus Treasury Cash Management - Institutional Shares, 0.09% **	515,095
	(Cost $515,095)

	TOTAL INVESTMENTS - 99.0% (Cost - $19,722,692)(a)	$16,840,860
	CALL OPTIONS WRITTEN - (0.3)% (Premiums Received - $83,896)	(50,350)
	PUT OPTIONS WRITTEN - (0.7)% (Premiums Received - $313,066)	(114,930)
	OTHER ASSETS LESS LIABILITIES - 2.0%	338,959
	NET ASSETS - 100.0%	$17,014,539

Contracts *
	CALL OPTIONS WRITTEN - (0.3)%
2,100	iShares MSCI Emerging Markets ETF, Expiration February 2016, Exercise Price $35.50 +	18,900
10	S&P 500 Index, Expiration March 2016, Exercise Price $2,090 + *	31,450
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $83,896)	50,350

	PUT OPTIONS WRITTEN - (0.7)%
2,100	iShares MSCI Emerging Markets ETF, Expiration February 2016, Exercise Price $29 +	46,200
136	S&P 500 Index, Expiration January 2016, Exercise Price $1,750 +	7,480
10	S&P 500 Index, Expiration March 2016, Exercise Price $2,035 +	61,250
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $313,066)	114,930

	TOTAL OPTIONS WRITTEN - (Premiums Received - $396,962)	$165,280

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options purchased and options written is $19,328,219 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$296,101
Unrealized depreciation:	(2,948,740)
Net unrealized depreciation	$(2,652,639)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 19.4%
	EQUITY FUNDS - 19.4%
33	iShares MSCI EAFE ETF	$1,939
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,953)

	TOTAL INVESTMENTS - 19.4% (Cost - $1,953)(a)	$1,939
	OTHER ASSETS LESS LIABILITIES - 80.6%	8,062
	NET ASSETS - 100.0%	$10,001

EAFE - Europe, Australasia and Far East

MSCI - Morgan Stanley Capital International

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,953 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(14)
Net unrealized depreciation	$(14)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 26.6%
	EQUITY FUNDS - 26.6%
330	iShares Russell 2000 ETF	$37,128
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $37,592)

	TOTAL INVESTMENTS - 26.6% (Cost - $37,592)(a)	$37,128
	OTHER ASSETS LESS LIABILITIES - 73.4%	102,383
	NET ASSETS - 100.0%	$139,511

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $37,592 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(464)
Net unrealized depreciation	$(464)

See accompanying notes to financial statements.

Swan Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2015

	Swan Defined Risk Fund	Swan Defined Risk Emerging Markets Fund	Swan Defined Risk Foreign Developed Fund (a)		Swan Defined Risk U.S. Small Cap Fund (a)
ASSETS
Investment securities:
At cost	$1,383,247,320	$19,722,692	$1,953		$37,592
At value	$1,444,892,805	$16,840,860	$1,939		$37,128
Cash held at broker	—	327,290	—		—
Receivable for securities sold	32,713,356	—	—		—
Receivable for Fund shares sold	3,566,352	624	—		—
Receivable for Capital Stock	—	—	10,020		139,980
Receivable due from Advisor	—	—	324		324
Prepaid expenses and other assets	276,917	53,629	—		—
TOTAL ASSETS	1,481,449,430	17,222,403	12,283		177,432

LIABILITIES
Investment advisory fees payable	1,210,410	7,322	—		—
Options written, at value (Premiums Received - $48,408,706, $396,962, $0 and $0, respectively)	26,048,860	165,280	—		—
Due to broker	12,981,376	—	—		—
Payable for investments purchased	12,695,166	—	1,953		37,592
Payable for Fund shares repurchased	3,660,062	31,969	—		—
Distribution (12b-1) fees payable	129,630	1,077	—		—
Payable to related parties	111,633	2,216	140		140
Accrued expenses and other liabilities	41,586	—	189		189
TOTAL LIABILITIES	56,878,723	207,864	2,282		37,921
NET ASSETS	$1,424,570,707	$17,014,539	$10,001		$139,511

NET ASSETS CONSIST OF:
Paid in capital	$1,441,374,415	$19,447,045	$10,020		$139,980
Undistributed net investment income (loss)	118,159	(9,151)	(5)		(5)
Accumulated net realized gain (loss) from security transactions and written options	(100,927,198)	226,795	—		—
Net unrealized appreciation (depreciation) on investments and written options	84,005,331	(2,650,150)	(14)		(464)
NET ASSETS	$1,424,570,707	$17,014,539	$10,001		$139,511

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$180,431,488	$2,410,943	$10		$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,048,495	274,970	1		1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.24	$8.77	$9.99	(b)	$9.97	(b)
Maximum offering price per share (maximum sales charge of 5.50%)	$11.90	$9.28	$10.57		$10.55

Class C Shares :
Net Assets	$108,939,532	$651,124	$10		$10
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	9,789,228	74,452	1		1
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (c)	$11.13	$8.75	$9.99	(b)	$9.97	(b)

Class I Shares:
Net Assets	$1,135,199,687	$13,952,472	$9,981		$139,491
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	100,714,586	1,590,517	1,000		13,996
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.27	$8.77	$9.98		$9.97

(a)	The Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(b)	Net assets divided by shares outstanding does not equal net asset value due to rounding.

(c)	Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption. Class C shares of the Swan Defined Risk Fund and the Swan Defined Risk Emerging Markets purchased prior to June 19, 2015 are not subject to the CDSC.

See accompanying notes to financial statements.

Swan Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended December 31, 2015

	Swan Defined Risk Fund	Swan Defined Risk Emerging Markets Fund	Swan Defined Risk Foreign Developed Fund (a)	Swan Defined Risk U.S. Small Cap Fund (a)
INVESTMENT INCOME
Dividends	$15,428,253	$223,856	$—	$—
Interest	2,167	31	—	—
TOTAL INVESTMENT INCOME	15,430,420	223,887	—	—

EXPENSES
Investment advisory fees	7,061,788	89,180	4	4
Distribution (12b-1) fees:
Class A	215,873	3,701	—	—
Class C	505,503	2,973	—	—
Administrative services fees	358,116	5,716	20	20
Non 12b-1 shareholder servicing fees	309,093	1,257	7	7
Accounting services fees	105,206	352	4	4
Transfer agent fees	87,978	17,596	68	68
Custodian fees	62,102	6,585	21	21
Printing and postage expenses	50,273	7,540	20	20
Insurance expense	25,142	247	1	1
Registration fees	25,136	7,540	41	41
Compliance officer fees	24,893	245	1	1
Legal Fees	12,569	7,540	27	27
Interest expense	8,272	210	—	—
Audit Fees	7,793	7,792	85	85
Trustees’ fees and expenses	7,540	7,540	27	27
Other expenses	37,705	1,257	7	7
TOTAL EXPENSES	8,904,982	167,271	333	333

Plus: Fees waived/reimbursed by the Advisor	—	(35,673)	(328)	(328)
TOTAL NET EXPENSES	8,904,982	131,598	5	5

NET INVESTMENT INCOME	6,525,438	92,289	(5)	(5)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	(45,082,726)	893,520	—	—
Options written	(40,748,317)	(633,115)	—	—
Net realized gain (loss) on investments and options written	(85,831,043)	260,405	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(8,999,378)	(2,816,009)	(14)	(464)
Options written	22,973,339	155,847	—	—
Net change in unrealized appreciation on investments and options written	13,973,961	(2,660,162)	(14)	(464)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN	(71,857,082)	(2,399,757)	(14)	(464)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(65,331,644)	$(2,307,468)	$(19)	$(469)

(a)	The Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

Swan Defined Risk Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015
FROM OPERATIONS
Net investment income	$6,525,438	$6,557,826
Net realized loss on investments and options written	(85,831,043)	(5,375,088)
Net change in unrealized appreciation on investments and options written	13,973,961	8,989,560
Net increase (decrease) in net assets resulting from operations	(65,331,644)	10,172,298

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,021,370)	(502,029)
Class I	(8,855,363)	(3,986,545)
Net decrease in net assets resulting from distributions to shareholders	(9,876,733)	(4,488,574)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	98,538,284	152,326,185
Class C	33,813,070	54,251,586
Class I	438,313,792	788,760,807
Net asset value of shares issued in reinvestment of distributions:
Class A	741,174	376,987
Class I	6,174,137	2,988,558
Payments for shares redeemed:
Class A	(48,931,735)	(105,409,403)
Class C	(9,734,168)	(10,421,505)
Class I	(320,590,423)	(205,425,731)
Net increase in net assets from shares of beneficial interest	198,324,131	677,447,484

TOTAL INCREASE IN NET ASSETS	123,115,754	683,131,208

NET ASSETS
Beginning of Period	1,301,454,953	618,323,745
End of Period*	$1,424,570,707	$1,301,454,953
* Includes undistributed net investment income of:	$118,159	$3,469,454

SHARE ACTIVITY
Class A:
Shares Sold	8,526,298	12,890,006
Shares Reinvested	66,533	31,813
Shares Redeemed	(4,315,620)	(8,866,032)
Net increase in shares of beneficial interest outstanding	4,277,211	4,055,787

Class C:
Shares Sold	2,973,293	4,624,202
Shares Redeemed	(863,632)	(887,473)
Net increase in shares of beneficial interest outstanding	2,109,661	3,736,729

Class I:
Shares Sold	37,889,133	66,321,170
Shares Reinvested	552,743	251,774
Shares Redeemed	(28,009,485)	(17,265,338)
Net increase in shares of beneficial interest outstanding	10,432,391	49,307,606

See accompanying notes to financial statements.

Swan Defined Risk Emerging Markets Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31,2015	Period Ended
	(Unaudited)	June 30, 2015 (a)
FROM OPERATIONS
Net investment income	$92,289	$59,853
Net realized gain (loss) on investments and options written	260,405	(33,610)
Net change in unrealized appreciation (depreciation) on investments and options written	(2,660,162)	10,012
Net increase (decrease) in net assets resulting from operations	(2,307,468)	36,255

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(20,064)	—
Class C	(2,634)	—
Class I	(138,595)	—
Net decrease in net assets resulting from distributions to shareholders	(161,293)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,475,898	3,457,941
Class C	254,814	532,465
Class I	2,432,951	16,576,057
Net asset value of shares issued in reinvestment of distributions:
Class A	19,615	—
Class C	2,527	—
Class I	130,898	—
Payments for shares redeemed:
Class A	(1,555,340)	(543,613)
Class C	(47,860)	—
Class I	(726,727)	(2,562,581)
Net increase in net assets from shares of beneficial interest	1,986,776	17,460,269

TOTAL INCREASE (DECREASE) IN NET ASSETS	(481,985)	17,496,524

NET ASSETS
Beginning of Period	17,496,524	—
End of Period*	$17,014,539	$17,496,524
* Includes undistributed net investment income (loss) of:	$(9,151)	$59,853

SHARE ACTIVITY
Class A:
Shares Sold	155,537	339,598
Shares Reinvested	2,227	—
Shares Redeemed	(169,218)	(53,174)
Net increase (decrease) in shares of beneficial interest outstanding	(11,454)	286,424

Class C:
Shares Sold	27,498	51,955
Shares Reinvested	288	—
Shares Redeemed	(5,289)	—
Net increase in shares of beneficial interest outstanding	22,497	51,955

Class I:
Shares Sold	261,114	1,638,116
Shares Reinvested	14,858	—
Shares Redeemed	(79,967)	(243,604)
Net increase in shares of beneficial interest outstanding	196,005	1,394,512

(a)	The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014.

See accompanying notes to financial statements.

Swan Defined Risk Foreign Developed Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2015
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$(5)
Net change in unrealized depreciation on investments	(14)
Net decrease in net assets resulting from operations	(19)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	10,000
Net increase in net assets from shares of beneficial interest	10,020

TOTAL INCREASE IN NET ASSETS	10,001

NET ASSETS
Beginning of Period	—
End of Period*	$10,001
* Includes undistributed net investment income of:	$(5)

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	1,000
Net increase in shares of beneficial interest outstanding	1,000

(a)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

Swan Defined Risk U.S. Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
December 31, 2015
(Unaudited) (a)
FROM OPERATIONS
Net investment income	$(5)
Net change in unrealized depreciation on investments	(464)
Net decrease in net assets resulting from operations	(469)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	139,960
Net increase in net assets from shares of beneficial interest	139,980

TOTAL INCREASE IN NET ASSETS	139,511

NET ASSETS
Beginning of Period	—
End of Period*	$139,511
* Includes undistributed net investment income of:	$(5)

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	13,996
Net increase in shares of beneficial interest outstanding	13,996

(a)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

Swan Defined Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2015		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.84		$11.73	$10.34	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.06	0.05	0.08
Net realized and unrealized gain (loss) on investments	(0.58)		0.09	1.38	0.37
Total from investment operations	(0.54)		0.15	1.43	0.45
Less distributions from:
Net investment income	(0.06)		(0.04)	(0.04)	(0.06)
Net realized gains	—		—	—	(0.05)
Total distributions	(0.06)		(0.04)	(0.04)	(0.11)
Net asset value, end of period	$11.24		$11.84	$11.73	$10.34
Total return (3)	(4.52	)% (4)	1.31%	13.84%	4.51	% (4)
Net assets, at end of period (000s)	$180,431		$139,333	$90,505	$40,280
Ratio of expenses to average net assets (5)	1.40	% (6)	1.44%	1.48%	1.62	% (6)
Ratio of net investment income to average net assets (5,7)	0.81	% (6)	0.51%	0.45%	0.82	% (6)
Portfolio Turnover Rate	7	% (4)	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class A shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Swan Defined Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the	For the		For the
	December 31, 2015		Year Ended	Year Ended		Period Ended
	(Unaudited)		June 30, 2015	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$11.69		$11.63	$10.29		$10.16
Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.02)	(0.02)		0.04
Net realized and unrealized gain (loss) on investments	(0.57)		0.08	1.36		0.19
Total from investment operations	(0.56)		0.06	1.34		0.23
Less distributions from:
Net investment income	—		—	(0.00	) (3)	(0.05)
Net realized gains	—		—	—		(0.05)
Total distributions	—		—	(0.00	) (3)	(0.10)
Net asset value, end of period	$11.13		$11.69	$11.63		$10.29
Total return (4)	(4.79)% (5)		0.52%	13.07%		2.31	% (5)
Net assets, at end of period (000s)	$108,940		$89,802	$45,865		$12,607
Ratio of expenses to average net assets (6)	2.15	% (7)	2.19%	2.23%		2.34	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	0.10	% (7)	(0.21%)	(0.21%)		0.55	% (7)
Portfolio Turnover Rate	7	% (5)	0%	0%		3	% (5)

(1)	The Swan Defined Risk Fund’s Class C shares commenced operations on October 18, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Swan Defined Risk Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the	For the	For the
	December 31, 2015		Year Ended	Year Ended	Period Ended
	(Unaudited)		June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.88		$11.76	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.10	0.08	0.11
Net realized and unrealized gain (loss) on investments	(0.58)		0.09	1.39	0.36
Total from investment operations	(0.52)		0.19	1.47	0.47
Less distributions from:
Net investment income	(0.09)		(0.07)	(0.06)	(0.07)
Net realized gains	—		—	—	(0.05)
Total distributions	(0.09)		(0.07)	(0.06)	(0.12)
Net asset value, end of period	$11.27		$11.88	$11.76	$10.35
Total return (3)	(4.38	)% (4)	1.57%	14.19%	4.69	% (4)
Net assets, at end of period (000s)	$1,135,200		$1,072,320	$481,953	$166,594
Ratio of expenses to average net assets (5)	1.15	% (6)	1.19%	1.23%	1.32	% (6)
Ratio of net investment income to average net assets (5,7)	1.01	% (6)	0.81%	0.75%	1.19	% (6)
Portfolio Turnover Rate	7	% (4)	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class I shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Swan Defined Risk Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended		For the
	December 31, 2015		Period Ended
	(Unaudited)		June 30, 2015 (1)

Net asset value, beginning of period	$10.09		$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.09
Net realized and unrealized (loss) on investments	(1.28)		(0.00	) (3)
Total from investment operations	(1.25)		0.09
Less distributions from:
Net investment income	(0.07)		—
Total distributions	(0.07)		—
Net asset value, end of period	$8.77		$10.09
Total return (4)	(12.37	)% (5)	0.90	% (5)
Net assets, at end of period (000s)	$2,411		$2,890
Ratio of gross expenses to average net assets (6)	2.05	% (7)	2.97	% (7)
Ratio of net expenses to average net assets (6)	1.65	% (7)	1.65	% (7)
Ratio of net investment income to average net assets (6,8)	0.52	% (7)	1.85	% (7)
Portfolio Turnover Rate	52	% (5)	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Swan Defined Risk Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the
	December 31, 2015		Period Ended
	(Unaudited)		June 30, 2015 (1)

Net asset value, beginning of period	$10.06		$10.00
Activity from investment operations:
Net investment income (2)	0.03		0.10
Net realized and unrealized (loss) on investments	(1.30)		(0.04)
Total from investment operations	(1.27)		0.06
Less distributions from:
Net investment income	(0.04)		—
Total distributions	(0.04)		—
Net asset value, end of period	$8.75		$10.06
Total return (3)	(12.67	)% (4)	0.60	% (4)
Net assets, at end of period (000s)	$651		$523
Ratio of gross expenses to average net assets (5)	2.80	% (6)	3.72	% (6)
Ratio of net expenses to average net assets (5)	2.40	% (6)	2.40	% (6)
Ratio of net investment income to average net assets (5,7)	0.47	% (6)	2.05	% (6)
Portfolio Turnover Rate	52	% (4)	40	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Swan Defined Risk Emerging Markets Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the
	December 31, 2015		Period Ended
	(Unaudited)		June 30, 2015 (1)

Net asset value, beginning of period	$10.10		$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.06
Net realized and unrealized gain (loss) on investments	(1.29)		0.04	(3)
Total from investment operations	(1.24)		0.10
Less distributions from:
Net investment income	(0.09)		—
Total distributions	(0.09)		—
Net asset value, end of period	$8.77		$10.10
Total return (4)	(12.30	)% (5)	1.00	% (5)
Net assets, at end of period (000s)	$13,952		$14,084
Ratio of gross expenses to average net assets (6)	1.80	% (7)	2.72	% (7)
Ratio of net expenses to average net assets (6)	1.40	% (7)	1.40	% (7)
Ratio of net investment income to average net assets (6,8)	1.16	% (7)	1.10	% (7)
Portfolio Turnover Rate	52	% (5)	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended June 30, 2015, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Swan Defined Risk Foreign Developed Fund
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2015 (1)	December 31, 2015 (1)	December 31, 2015 (1)

Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	—	—	(0.00)
Net realized and unrealized loss on investments	(0.01)	(0.01)	(0.02)
Total from investment operations	(0.01)	(0.01)	(0.02)
Net asset value, end of period	$9.99	$9.99	$9.98
Total return (3,4)	(0.10)%	(0.10)%	(0.10)%
Net assets, at end of period	$10	$10	$9,981
Ratio of gross expenses to average net assets (5,6)	1204.81%	1205.56%	1204.56%
Ratio of net expenses to average net assets (5,6)	1.65%	2.40%	1.40%
Ratio of net investment loss to average net assets (5,6,7)	-1.65%	-2.40%	-1.40%
Portfolio Turnover Rate (4)	0%	0%	0%

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Swan Defined Risk U.S. Small Cap Fund
FINANCIAL HIGHLIGHTS (Unaudited)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	December 31, 2015 (1)	December 31, 2015 (1)	December 31, 2015 (1)

Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	—	—	(0.00)
Net realized and unrealized loss on investments	(0.03)	(0.03)	(0.03)
Total from investment operations	(0.03)	(0.03)	(0.03)
Net asset value, end of period	$9.97	$9.97	$9.97
Total return (3,4)	(0.30)%	(0.30)%	(0.30)%
Net assets, at end of period	$10	$10	$139,491
Ratio of gross expenses to average net assets (5,6)	87.65%	88.40%	87.40%
Ratio of net expenses to average net assets (5,6)	1.65%	2.40%	1.40%
Ratio of net investment loss to average net assets (5,6,7)	-1.65%	-2.40%	-1.40%
Portfolio Turnover Rate (4)	0%	0%	0%

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2015

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund, (the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objective of the Funds are as follows:

Swan Defined Risk Fund – To seek income and growth of capital
Swan Defined Risk Emerging Markets Fund - To seek income and growth of capital
Swan Defined Risk Foreign Developed Fund - To seek income and growth of capital
Swan Defined Risk U.S. Small Cap Fund - To seek income and growth of capital

The Funds currently offer three classes of shares: Class A, Class C and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption. Purchases of Class C shares of the Swan Defined Risk Fund and the Swan Defined Risk Emerging Markets Fund prior to June 19, 2015 are not subject to the CDSC. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,273,256,344	$—	$—	$1,273,256,344
Purchased Call Options	—	1,803,910	—	1,803,910
Purchased Put Options	—	144,234,810	—	144,234,810
Short-Term Investments	25,597,741	—	—	25,597,741
Total	$1,298,854,085	$146,038,720	$—	$1,444,892,805
Liabilities *
Call Options Written	$—	$6,819,030	$—	$6,819,030
Put Options Written	—	19,229,830	—	19,229,830
Total	$—	$26,048,860	$—	$26,048,860

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,387,675	$—	$—	$14,387,675
Purchased Call Options	—	11,600	—	11,600
Purchased Put Options	—	1,926,490	—	1,926,490
Short-Term Investments	515,095	—	—	515,095
Total	$14,902,770	$1,938,090	$—	$16,840,860
Liabilities *
Call Options Written	$—	$50,350	$—	$50,350
Put Options Written	—	114,930	—	114,930
Total	$—	$165,280	$—	$165,280

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,939	$—	$—	$1,939
Total	$1,939	$—	$—	$1,939

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$37,128	$—	$—	$37,128
Total	$37,128	$—	$—	$37,128

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years (2013 and 2014) for the Swan Defined Risk Fund or expected to be taken by the Funds in their 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended December 31, 2015, the Advisor earned advisory fees of $7,061,788, $89,180, $4 and $4 for the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund, respectively. The Sub-Advisor is paid by the Advisor, not the Funds.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Swan Defined Risk Fund and the Swan Defined Risk Emerging Fund until at least October 31, 2016 and until at least October 31, 2017 for the Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares of the applicable Fund (the “expense limitations”). During the period ended December 31, 2015, the Advisor waived and/or reimbursed $35,673, $328 and $328 of fees and expenses for the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund, respectively. The Advisor did not waive any expenses for the Swan Defined Risk Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor has not recaptured waived fees during the six months ended December 31, 2015. For the six months ended December 31, 2015, the total amount of expenses reimbursed subject to recapture was $69,413 which will expire on June 30, 2018 for the Swan Defined Risk Emerging Markets Fund.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2015, the Swan Defined Risk Fund incurred distribution fees of $215,873 and $505,503 for Class A and Class C shares, respectively. For the six months ended December 31, 2015 the Swan Defined Risk Emerging Markets Fund incurred distribution fees of $3,701 and $2,973 for Class A and Class C shares, respectively. The Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund did not pay any distribution fees for the period ended December 31, 2015.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended December 31, 2015, the Distributor received $649,423 in underwriting commissions for sales of Class A shares of the Swan Defined Risk Fund, of which $75,072 was retained by the principal underwriter. During the six months ended December 31, 2015, the Distributor received $12,582 in underwriting commissions for sales of Class A shares of the Swan Defined Risk Emerging Markets Fund, of which $1,613 was retained by the principal underwriter. During the period ended December 31, 2015 the Distributor did not receive any underwriter commissions for the sales of Class A shares of the Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended December 31, 2015, amounted to $224,474,125 and $93,876,146, respectively, for the Swan Defined Risk Fund, $10,929,827 and $7,460,022, respectively, for the Swan Defined Risk Emerging Markets Fund, $1,953 and $0, respectively, for the Swan Defined Risk Foreign Developed Fund and $37,592 and $0, respectively, for the Swan Defined Risk U.S. Small Cap Fund.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written for the Swan Defined Risk Fund during the six months ended December 31, 2015 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	19,040	$23,926,349
Options written	168,611	253,041,734
Options closed	(134,282)	(203,175,847)
Options exercised	(17,917)	(2,551,957)
Options expired	(8,028)	(22,831,573)
Outstanding at End of Period	27,424	$48,408,706

Transactions in option contracts written for the Swan Defined Risk Emerging Markets Fund during the six months ended December 31, 2015 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	6,892	$262,676
Options written	57,473	3,070,032
Options closed	(59,709)	(2,633,680)
Options exercised	(204)	(29,002)
Options expired	(96)	(273,064)
Outstanding at End of Period	4,356	$396,962

With respect to the Swan Defined Risk Fund, for the six months ended December 31, 2015, the amount of net change in unrealized appreciation and realized loss on written option contracts subject to equity price risk amounted to $22,973,339 and $40,748,317, respectively. The fair value of these equity derivatives is $26,048,860. With respect to the Swan Defined Risk Emerging Markets Fund, for the six months ended December 31, 2015, the amount of net change in unrealized appreciation and realized loss on written option contracts subject to equity price risk amounted to $155,847 and $633,115, respectively. The fair value of these equity derivatives is $165,280. Such figures can be found in the Statement of Operations and Statement of Assets & Liabilities, respectively.

With respect to the Swan Defined Risk Fund, for the six months ended December 31, 2015, the amount of net change in unrealized depreciation and realized loss on purchased options subject to equity price risk amounted to $16,794,249 and $34,325,323, respectively. The fair value of these equity derivatives is $146,038,720. With respect to the Swan Defined Risk Emerging Markets Fund, for the six months ended December 31, 2015, the amount of net change in unrealized appreciation and realized loss on purchased options subject to equity price risk amounted to $23,793 and $1,139,810, respectively. The fair value of these equity derivatives is $1,938,090. Such figures can be found in the Statement of Operations under the line item net change in unrealized appreciation/depreciation on investments and in the Statement of Assets & Liabilities under the line item investment securities at value.

The notional value of the derivative instruments outstanding as of December 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

Offsetting of Financial Assets and Derivative Assets

During the six months ended December 31, 2015, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2015 for the Funds.

Swan Defined Risk Fund
Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	$26,048,860	(1)	$—	$26,048,860	$26,048,860	(2)	$—	$—
Total	$26,048,860		$—	$26,048,860	$26,048,860		$—	$—

Swan Defined Risk Emerging Markets Fund
Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	$165,280	(1)	$—	$165,280	$165,280	(2)	$—	$—
Total	$165,280		$—	$165,280	$165,280		$—	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended June 30, 2015 and June 30, 2014 was as follows:

	For the year ended June 30, 2015:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Swan Defined Risk Fund	$4,488,574	$—	$—	$4,488,574

	For the year ended June 30, 2014:
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Swan Defined Risk Fund	$1,580,511	$—	$—	$1,580,511

As of June 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$3,469,454	$—	$(39,856,702)	$(124,773)	$—	$94,916,690	$58,404,669
Swan Defined Risk Emerging Markets Fund	59,853	—	—	(13,276)	(17,845)	7,523	36,255

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

The difference between book basis and tax basis accumulated net realized loss and unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and straddles and adjustment for the mark-to-market on open 1256 contracts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk Emerging Markets Fund incurred and elected to defer such capital losses of $17,845.

At June 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Fund	Short-Term	Long-Term	Total
Swan Defined Risk Fund	$15,964,961	$23,891,741	$39,856,702

7.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2015, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing LLC.	Swan Defined Risk Emerging Markets Fund	48.95%
Swan Global Management LLC	Swan Defined Risk Foreign Developed Fund	100.00%
Swan Global Management LLC	Swan Defined Risk U.S. Small Cap Fund	100.00%

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2015, the percentage of the Fund’s net assets invested in the iShares ETF was 84.6%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2015, the percentage of the Fund’s net assets invested in the iShares ETF was 26.6%.

9.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2015

beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
December 31, 2015

Approval of Advisory Agreements – Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund

In connection with a meeting held on August 26-27, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Swan Capital Management, LLC (“Swan”), and the Trust with respect to the Swan Defined Risk Foreign Developed Fund (“Swan FD”) and Swan Defined Risk U.S. Small Cap Fund (“Swan SC”; together with Swan FD, the “New Swan Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board reviewed the background information of the key investment personnel that will be responsible for servicing the New Swan Funds and noted that the investment team has diverse expertise across many sectors of the industry and has proven capable of providing a full array of investment services to the Swan Defined Risk Fund (“Swan DR”) and Swan Defined Risk Emerging Markets Fund (“Swan EM”), which are each separate mutual funds also advised by Swan within the Trust (the “Existing Swan Funds”). The Board further noted their familiarity with Swan, and that the investment team provides services to all Swan affiliates. The Board reviewed Swan’s investment process, noting that Swan will manage the New Swan Funds in the same manner it manages the Existing Swan Funds, by utilizing a proprietary defined risk strategy to select investments, but will focus on investments in foreign large capitalization equities for Swan FD and domestic small capitalization equities for Swan DR. Recognizing that not all strategy risks can be eliminated, the Trustees noted that Swan’s defined risk strategy appears to be properly designed to protect each Fund’s portfolio in declining markets. The Board reviewed Swan’s risk management process and agreed that it appears to have implemented a culture that appropriately integrates risk mitigation techniques into the trading plan. The Board noted that Swan reported it has had no material compliance or litigation issues with respect to SEC, FINRA, or state regulators in the past two years. The Board recognized that Swan has shown an ability to successfully manage other mutual funds and that the firm continues to seek improvements in all areas of its business through reinvestment in the business and addition of staff. The Board agreed that Swan appears to have the appropriate infrastructure and resources needed to support its growth and concluded that Swan has the potential to provide high quality service to the New Swan Funds and their future shareholders.

Performance. Swan provided the Board with the performance results of Swan DR, which uses a similar strategy to the New Swan Funds except applied to domestic large cap equities. The Trustees noted that Swan DR underperformed the S&P 500’s returns both on the one year and since inception (July 2012) periods, but agreed with Swan’s explanation that such underperformance was not unexpected due to the sustained strong equity market, and the fact that the risk overlay component designed to protect capital and prevent large losses during down markets caused the strategy to miss some of the market gains. The Trustees noted that Swan, as part of its presentation to the Board, provided data for its separately managed accounts (“SMAs”) that utilize the same strategy as Swan DR, which showed that the strategy outperformed the S&P 500 over the long term; the 10-year and since inception (July 1997) time periods. The Board agreed that these results demonstrate that the defined risk strategy has the potential to perform as expected and concluded that Swan has the potential to provide satisfactory performance to the New Swan Funds.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2015

Fees & Expenses. Swan FD - The Board noted that a 1.00% advisory fee was proposed for the Fund and observed that it was in line with the peer group average, lower than the Alternative Long/Short Morningstar category average, but higher than the Foreign-Large Blend Morningstar category average and within the range of each category and the peer group. The Board considered Swan’s observation that the funds in the Foreign-Large Blend Morningstar category are more passively managed as compared to the Fund and that no fund in either the Morningstar category or the peer group provides an actively managed hedged equity strategy for the foreign developed market. The Board also noted that the proposed fee was the same as the fee charged by Swan to Swan DR and lower than what it charges its SMAs. The Trustees also discussed the proposed sub-advisory fees and the allocation of duties among the two entities. The Board concluded that, in light of the fact that the advisory fee was in the range of the peer group and Morningstar categories, and that the strategy included a labor intensive risk overlay component, the advisory and the sub-advisory fees appear reasonable.

Swan SC - The Board noted that a 1.00% advisory fee was proposed for the Fund and observed that it was lower than the peer group average, lower than the Alternative Long/Short Morningstar category average, but higher than the Small Cap-Blend Morningstar category average and within the range of each category and the peer group. The Board considered the observation of Swan that the funds in the Small Cap Blend Morningstar category are more passively managed as compared to the Fund and that no fund in either Morningstar category or the peer group provides an actively managed hedged equity strategy for the small cap market. The Board also noted that the proposed fee was the same as the fee SCM charged to Swan DR and lower than what it charges to its SMAs. The Trustees also discussed the proposed sub-advisory fees and the allocation of duties among the two entities. The Board concluded that, in light of the fact that the advisory fee was in the range of the peer group and Morningstar categories, and that the strategy included a labor intensive risk overlay component, the advisory and the sub-advisory fees appear reasonable.

Economies of Scale. The Board discussed the anticipated size of the New Swan Funds and their prospects for growth. The Trustees concluded that based on the anticipated size of each Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreements. The Board observed that a representative of Swan agreed to discuss the implementation of breakpoints as the New Swan Funds grow and Swan achieves economies of scale. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by Swan in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of each Fund. The Trustees noted that Swan anticipates it will realize a very modest profit in terms of actual dollars and percentage of revenues over the first two years from its relationship with each Fund. The Board was satisfied that Swan’s anticipated profitability level associated with its relationship with each Fund was not excessive.

Conclusion. Having requested and received such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements and Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory and sub-advisory fee structure was reasonable and that approval of the Advisory Agreements and Sub-Advisory Agreements was in the best interests of the Trust and the future shareholders of Swan FD and Swan SC.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
December 31, 2015

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Expense Ratio
Actual	7/1/15	12/31/15	During Period	During the Period
Swan Defined Risk Fund			7/1/15 – 12/31/15*	7/1/15 – 12/31/15*
Class A	$1,000.00	$954.80	$6.90	1.40%
Class I	$1,000.00	$956.20	$5.67	1.15%
Class C	$1,000.00	$952.10	$10.58	2.15%
Swan Defined Risk Emerging Markets Fund			7/1/15 – 12/31/15*	7/1/15 – 12/31/15*
Class A	$1,000.00	$876.30	$7.80	1.65%
Class I	$1,000.00	$877.00	$6.62	1.40%
Class C	$1,000.00	$873.30	$11.33	2.40%
Swan Defined Risk Foreign Developed Fund			12/29/15 – 12/31/15**	12/29/15 – 12/31/15**
Class A	$1,000.00	$999.00	$0.14	1.65%
Class I	$1,000.00	$999.00	$0.12	1.40%
Class C	$1,000.00	$999.00	$0.20	2.40%
Swan Defined Risk U.S. Small Cap Fund			12/29/15 – 12/31/15**	12/29/15 – 12/31/15**
Class A	$1,000.00	$997.00	$0.14	1.65%
Class I	$1,000.00	$997.00	$0.11	1.40%
Class C	$1,000.00	$997.00	$0.20	2.40%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
December 31, 2015

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical***	Account Value	Account Value	During Period	the Period
(5% return before expenses)	7/1/15	12/31/15	7/1/15 – 12/31/15*	7/1/15 – 12/31/15*
Swan Defined Risk Fund
Class A	$1,000.00	$1,018.15	$7.12	1.40%
Class I	$1,000.00	$1,019.41	$5.85	1.15%
Class C	$1,000.00	$1,014.37	$10.92	2.15%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,013.11	$12.18	2.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.89	$8.39	1.65%
Class I	$1,000.00	$1,018.15	$7.12	1.40%
Class C	$1,000.00	$1,013.11	$12.18	2.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (3) divided by the number of days in the fiscal year (365).

***	The hypothetical example assumes that the Fund was in operation for the full six months ended 12/31/2015.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡       affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
227 E. Third Avenue, Unit A
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
7 Ridgetop
Palmas Del Mar, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 3/9/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 3/9/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/9/16